Property and Equipment, net (Details Narrative) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
		Jun. 30, 2024	Jun. 30, 2023	Mar. 31, 2024	Mar. 31, 2023
Property, Plant and Equipment [Line Items]
Property and equipment, gross				$ 7,758	$ 6,040
Accumulated depreciation and amortization	[1]			4,179	2,915
Proceeds from sale of property and equipment		$ 2		11	12
Loss on sale of property and equipment		(1)		12	54
Depreciation and amortization expense		$ 374	$ 327	1,352	1,172
Finance Lease Arrangements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross				443	542
Accumulated depreciation and amortization				1,127	971
Depreciation expense				$ 401	$ 386

[1]	Property and equipment held under finance lease arrangements amounted to $443 and $542 as of March 31, 2024 and 2023, respectively. Accumulated depreciation for property and equipment held under finance lease arrangements was $1,127 and $971 as of March 31, 2024 and March 31, 2023, respectively. Depreciation expense in respect to these assets was $401 and $386 for the years ended March 31, 2024 and 2023, respectively.